NOTE 7 – PURCHASE DEPOSITS FOR INTANGIBLE ASSETS (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 28, 2023	Jun. 08, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gain (Loss) on Disposition of Other Assets			$ (85,000)
Streaming Software [Member]
Finite-Lived Intangible Assets [Line Items]
Research, Development and Computer Software, Activity Description		On June 8, 2023, the Group has entered into software development contract for the creation of the streaming software designed for use on both the website and mobile applications. Pursuant to the contract’s terms, the Developer is contractually obliged to deliver the software by September 8, 2024, which corresponds to the upcoming 15-month period
Research and Development Expense, Software (Excluding Acquired in Process Cost)		$ 1,500,000
Payments to Develop Software			$ 300,000		$ 300,000
Gain (Loss) on Disposition of Other Assets	$ 385,000
Streaming Software Amended [Member]
Finite-Lived Intangible Assets [Line Items]
Research and Development Expense, Software (Excluding Acquired in Process Cost)	385,000
Gain (Loss) on Disposition of Other Assets	85,000
[custom:MonthlyIncomeFromConsultingServices]	$ 25,600